Subsequent Events (Details) - USD ($)					6 Months Ended
	Apr. 23, 2026	Mar. 30, 2026	Mar. 03, 2026	Feb. 23, 2026	Mar. 31, 2026	Apr. 09, 2026
Subsequent Events [Line Items]
Advance received		$ 32,000,000
BVI holding company [Member]
Subsequent Events [Line Items]
Sale of stock amount		$ 64,040,000.00
Tongling and Chandgde [Member]
Subsequent Events [Line Items]
Prepayment for fixed asset					$ 160,000,000
MGHGML [Member]
Subsequent Events [Line Items]
Equity interest						100.00%
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Proceeds from issuance of private placement	$ 18,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)			1.875
Class A Ordinary Shares [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)				15,000,000
Price per share (in Dollars per share)				$ 1.2
Class A Ordinary Shares [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares)				30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 1.2